UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 96.7%
	Belgium — 2.8%
136,454	Proximus SADP (b)	$4,440,363

	Finland — 2.2%
234,634	Fortum OYJ (b)	3,535,117

	France — 10.5%
219,337	Orange S.A. (b)	3,668,591
133,298	SCOR SE (b)	4,987,737
102,785	TOTAL S.A. (b)	4,608,019
13,706	Unibail-Rodamco SE (b)	3,480,400
		16,744,747

	Germany — 8.4%
28,780	Allianz SE (b)	5,073,309
148,804	Deutsche Post AG (b)	4,160,256
20,929	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	4,169,856
		13,403,421

	Italy — 3.9%
1,189,622	Snam S.p.A. (b)	6,208,598

	Jersey — 3.6%
738,429	UBM PLC (b)	5,723,151

	Spain — 2.3%
752,408	Banco Santander S.A. (b)	3,701,394

	Sweden — 2.4%
357,461	Skandinaviska Enskilda Banken AB, Class A (b)	3,759,239

	Switzerland — 19.1%
26,813	Baloise Holding AG (b)	3,398,236
50,753	PSP Swiss Property AG (b)	4,450,523
71,469	Swiss Prime Site AG (b)	5,581,499
74,798	Swiss Re AG (b)	7,305,244
6,632	Swisscom AG (b)	3,318,681
24,827	Zurich Insurance Group AG (b)	6,378,057
		30,432,240

	United Kingdom — 41.5%
946,643	Amlin PLC (b)	9,256,211
85,019	AstraZeneca PLC (b)	5,742,842
676,726	BAE Systems PLC (b)	4,982,436
1,325,611	Carillion PLC (b)	5,920,502
314,851	GlaxoSmithKline PLC (b)	6,358,718
2,266,974	J Sainsbury PLC (b)	8,633,150
125,982	Provident Financial PLC (b)	6,246,559
252,370	Royal Dutch Shell PLC, Class B (b)	5,751,781
349,661	SSE PLC (b)	7,851,250

Shares	Description	Value

	Common Stocks (a) (Continued)
	United Kingdom (Continued)
402,647	United Utilities Group PLC (b)	$5,544,205
		66,287,654
	Total Common Stocks — 96.7%	154,235,924
	(Cost $165,644,775)

	Investment Companies (a) — 3.1%
	Switzerland — 3.1%
16,873	BB Biotech AG (b)	4,902,164
	(Cost $5,654,081)

	Total Investments — 99.8%	159,138,088
	(Cost $171,298,856) (c)
	Net Other Assets and Liabilities — 0.2%	376,512
	Net Assets — 100.0%	$159,514,600

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $159,138,088 or 99.8% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,090,108 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,250,876.

See Notes to Portfolio of Investments

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 – Quoted Prices
Level 2 – Other Significant Observable Inputs
Level 3 – Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks*	$154,235,924	$—	$154,235,924	$—
Investment Companies*	4,902,164	—	4,902,164	—
Total Investments	$159,138,088	$—	$159,138,088	$—

 * See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

Sector	% of Total Long-Term Investments
Financials	45.7%
Utilities	14.5
Industrials	9.5
Health Care	7.6
Telecommunication Services	7.2
Energy	6.5
Consumer Staples	5.4
Consumer Discretionary	3.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
British Pound Sterling	45.2%
Euro	30.2
Swiss Franc	22.2
Swedish Krona	2.4
Total	100.0%

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 98.4%
	Australia — 5.6%
196,196	BGP Holdings PLC (b) (c) (d)	$0
36,644	BWP Trust (c)	83,927
24,754	Charter Hall Retail REIT (c)	74,772
109,562	Cromwell Property Group (c)	83,495
72,867	Dexus Property Group (c)	395,242
131,580	Goodman Group (c)	596,247
134,716	GPT Group (The) (c)	466,547
42,402	Investa Office Fund (c)	122,744
277,806	Mirvac Group (c)	397,690
383,648	Scentre Group (c)	1,163,658
54,161	Shopping Centres Australasia Property Group (c)	83,574
177,267	Stockland (c)	526,213
246,618	Vicinity Centres (c)	500,307
145,060	Westfield Corp. (c)	997,999
		5,492,415

	Austria — 0.3%
4,486	BUWOG AG (c)	97,313
5,488	CA Immobilien Anlagen AG (c)	100,371
4,654	Conwert Immobilien Invest SE (b) (c)	70,998
		268,682

	Belgium — 0.5%
938	Aedifica S.A.	61,733
1,263	Befimmo S.A. (c)	75,348
1,514	Cofinimmo S.A. N.V. (c)	161,719
1,030	Intervest Offices & Warehouses N.V. (b) (c)	27,211
148	Leasinvest Real Estate S.C.A.	14,973
1,070	Warehouses De Pauw C.V.A (c)	94,433
161	Wereldhave Belgium N.V.	19,246
		454,663

	Bermuda — 0.8%
88,122	Hongkong Land Holdings Ltd. (c)	615,337
48,972	Kerry Properties Ltd. (c)	133,271
		748,608

	Canada — 2.4%
5,801	Allied Properties Real Estate Investment Trust	132,353
10,136	Artis Real Estate Investment Trust	93,764
2,981	Boardwalk Real Estate Investment Trust	102,225
9,394	Canadian Apartment Properties REIT	182,218
5,411	Canadian Real Estate Investment Trust	164,477
12,947	Chartwell Retirement Residences	118,831
12,654	Cominar Real Estate Investment Trust	134,524
5,798	Crombie Real Estate Investment Trust	53,635
7,105	Dream Global Real Estate Investment Trust	44,467
8,111	Dream Office Real Estate Investment Trust	101,820

Shares	Description	Value

	Common Stocks (a) (Continued)
	Canada (Continued)
6,568	Extendicare, Inc.	$45,806
6,743	First Capital Realty, Inc.	89,423
3,520	Granite Real Estate Investment Trust	96,567
20,785	H&R Real Estate Investment Trust	301,177
7,355	InnVest Real Estate Investment Trust	27,268
4,044	Killam Apartment Real Estate Investment Trust	30,716
2,946	Northview Apartment Real Estate Investment Trust	37,387
14,217	Pure Industrial Real Estate Trust	44,900
23,803	RioCan Real Estate Investment Trust	407,525
8,317	Smart Real Estate Investment Trust	181,463
		2,390,546

	Cayman Islands — 1.4%
211,730	Cheung Kong Property Holdings Ltd. (c)	1,369,678

	Finland — 0.2%
29,393	Citycon OYJ (c)	76,343
18,060	Sponda OYJ (c)	76,712
7,136	Technopolis OYJ (c)	28,852
		181,907

	France — 3.5%
521	Affine S.A.	9,257
544	ANF Immobilier (c)	12,281
2,686	Fonciere des Regions (c)	240,241
2,814	Gecina S.A. (c)	342,104
2,651	ICADE (c)	177,936
15,406	Klepierre (c)	684,797
3,106	Mercialys S.A. (c)	62,850
7,391	Unibail-Rodamco SE (c)	1,876,816
		3,406,282

	Germany — 2.8%
1,833	ADLER Real Estate AG (b)	28,327
7,881	alstria office REIT-AG (c)	104,988
3,442	Deutsche EuroShop AG (c)	150,775
25,281	Deutsche Wohnen AG (c)	699,069
2,574	DIC Asset AG (c)	26,064
4,468	Hamborner REIT AG	46,682
4,711	LEG Immobilien AG (c)	383,951
8,863	TAG Immobilien AG (c)	110,421
4,150	TLG Immobilien AG (c)	77,838
34,977	Vonovia SE (c)	1,080,553
		2,708,668

	Greece — 0.0%
2,911	Grivalia Properties REIC AE (c)	23,280

	Guernsey — 0.1%
17,553	F&C UK Real Estate Investment Ltd. (c)	26,346
38,919	Schroder Real Estate Investment Trust Ltd.	34,138

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Guernsey (Continued)
21,646	Standard Life Investment Property Income Trust Ltd.	$26,964
		87,448

	Hong Kong — 5.3%
177,574	Champion REIT (c)	88,642
167,790	Hang Lung Properties Ltd. (c)	380,188
76,486	Henderson Land Development Co., Ltd. (c)	466,566
46,594	Hysan Development Co., Ltd. (c)	190,367
168,958	Link REIT (c)	1,007,308
404,977	New World Development Co., Ltd. (c)	397,662
227,580	Sino Land Co., Ltd. (c)	331,529
125,017	Sun Hung Kai Properties Ltd. (c)	1,502,653
87,885	Swire Properties Ltd. (c)	252,699
102,143	Wharf Holdings (The) Ltd. (c)	563,163
		5,180,777

	Ireland — 0.2%
49,561	Green REIT PLC (c)	85,773
51,134	Hibernia REIT PLC (c)	78,195
		163,968

	Isle of Man — 0.1%
74,143	Redefine International PLC	54,651

	Israel — 0.1%
2,731	Azrieli Group (c)	101,737

	Italy — 0.1%
80,019	Beni Stabili S.p.A. SIIQ (c)	60,312
22,708	Immobiliare Grande Distribuzione SIIQ S.p.A. (c)	21,741
		82,053

	Japan — 10.7%
37	Activia Properties, Inc. (c)	157,231
96	Advance Residence Investment Corp. (c)	211,105
8,927	AEON Mall Co., Ltd. (c)	153,117
64	AEON REIT Investment Corp. (c)	75,734
23	Daiwa House REIT Investment Corp. (c)	90,071
49	Daiwa House Residential Investment Corp. (c)	101,386
20	Daiwa Office Investment Corp. (c)	108,250
35	Frontier Real Estate Investment Corp. (c)	140,410
46	Fukuoka REIT Corp. (c)	79,499
165	GLP J-REIT (c)	159,673
26,700	Hulic Co. Ltd. (c)	234,440
24	Industrial & Infrastructure Fund Investment Corp. (c)	114,524
173	Invincible Investment Corp. (c)	100,480
82	Japan Excellent, Inc. (c)	90,147
225	Japan Hotel REIT Investment Corp. (c)	166,352

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan (Continued)
62	Japan Logistics Fund, Inc. (c)	$120,314
59	Japan Prime Realty Investment Corp. (c)	201,480
94	Japan Real Estate Investment Corp. (c)	456,157
182	Japan Retail Fund Investment Corp. (c)	350,145
27	Kenedix Office Investment Corp. (c)	126,226
94,930	Mitsubishi Estate Co., Ltd. (c)	1,973,911
71,081	Mitsui Fudosan Co., Ltd. (c)	1,783,983
97	Mori Hills REIT Investment Corp. (c)	124,270
74	Mori Trust Sogo Reit, Inc. (c)	126,204
35	Nippon Accommodations Fund, Inc. (c)	121,956
102	Nippon Building Fund, Inc. (c)	487,412
109	Nippon Prologis REIT, Inc. (c)	197,174
9,000	Nomura Real Estate Holdings, Inc. (c)	166,970
265	Nomura Real Estate Master Fund, Inc. (b)	329,390
8,188	NTT Urban Development Corp. (c)	78,673
174	Orix JREIT, Inc. (c)	225,515
94	Premier Investment Corp. (c)	95,874
32,744	Sumitomo Realty & Development Co., Ltd. (c)	934,602
15,487	Tokyo Tatemono Co., Ltd. (c)	168,557
69	Tokyu REIT, Inc. (c)	87,004
13	Top REIT, Inc. (c)	49,240
188	United Urban Investment Corp. (c)	255,220
		10,442,696

	Jersey — 0.0%
12,924	Target Healthcare REIT Ltd. (c)	20,514

	Luxembourg — 0.2%
1,734	ADO Properties S.A. (b) (e)	49,937
6,947	Grand City Properties S.A. (c)	160,578
		210,515

	Netherlands — 0.4%
3,437	Eurocommercial Properties N.V. (c)	148,480
10,307	NSI N.V. (c)	44,416
1,429	Vastned Retail N.V. (c)	65,650
3,023	Wereldhave N.V. (c)	169,573
		428,119

	New Zealand — 0.1%
94,982	Kiwi Property Group Ltd. (c)	87,488

	Norway — 0.1%
4,689	Entra ASA (c) (e)	37,707
18,525	Norwegian Property ASA (b) (c)	19,017
		56,724

	Singapore — 2.0%
147,700	Ascendas Real Estate Investment Trust (c)	236,713
150,390	CapitaLand Commercial Trust (c)	142,687
190,430	CapitaLand Ltd. (c)	447,604

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Singapore (Continued)
199,283	CapitaLand Mall Trust (c)	$270,405
47,900	CDL Hospitality Trusts (c)	44,726
99,108	Fortune Real Estate Investment Trust (c)	101,849
140,000	Keppel REIT (c)	91,696
98,243	Mapletree Commercial Trust (c)	89,947
93,000	Mapletree Industrial Trust (c)	99,605
109,553	Mapletree Logistics Trust (c)	76,333
181,297	Suntec Real Estate Investment Trust (c)	197,445
35,300	UOL Group Ltd. (c)	154,708
		1,953,718

	Spain — 0.5%
5,083	Hispania Activos Inmobiliarios S.A. (b) (c)	72,287
156,684	Inmobiliaria Colonial S.A. (b) (c)	109,170
3,828	Lar Espana Real Estate Socimi S.A.	39,355
24,246	Merlin Properties Socimi S.A. (c)	303,736
		524,548

	Sweden — 1.2%
12,310	Castellum AB (c)	175,310
3,534	Dios Fastigheter AB (c)	25,553
9,931	Fabege AB (c)	164,086
6,921	Fastighets AB Balder, Class B (b) (c)	170,387
5,919	Hemfosa Fastigheter AB (c)	65,761
8,322	Hufvudstaden AB, Class A (c)	117,645
28,126	Klovern AB, Class B (c)	31,582
13,661	Kungsleden AB (c)	97,614
3,941	Pandox AB (b) (c)	72,352
14,837	Wallenstam AB, Class B (c)	119,254
4,961	Wihlborgs Fastigheter AB (c)	100,042
		1,139,586

	Switzerland — 0.8%
718	Allreal Holding AG	95,771
462	Mobimo Holding AG (c)	102,559
2,987	PSP Swiss Property AG (c)	261,930
4,757	Swiss Prime Site AG (c)	371,506
		831,766

	United Kingdom — 5.8%
122,570	Assura PLC	99,924
10,687	Big Yellow Group PLC (c)	126,765
76,879	British Land (The) Co. PLC (c)	889,562
54,537	Capital & Counties Properties PLC (c)	353,609
367	Daejan Holdings PLC (c)	34,297
7,475	Derwent London PLC (c)	404,306
30,835	Grainger PLC (c)	105,459
25,815	Great Portland Estates PLC (c)	314,647
58,866	Hammerson PLC (c)	520,400
54,035	Hansteen Holdings PLC (c)	91,590
7,223	Helical Bar PLC	50,552
70,362	Intu Properties PLC (c)	328,728

Shares	Description	Value

	Common Stocks (a) (Continued)
	United Kingdom (Continued)
59,048	Land Securities Group PLC (c)	$1,023,605
43,840	LondonMetric Property PLC (c)	105,907
31,841	Primary Health Properties PLC	51,048
15,533	Safestore Holdings PLC (c)	81,664
55,669	Segro PLC (c)	352,302
20,855	Shaftesbury PLC (c)	280,958
13,233	St. Modwen Properties PLC (c)	80,969
50,856	Tritax Big Box REIT PLC	97,239
9,368	U & I Group PLC	31,073
16,652	UNITE Group (The) PLC (c)	160,868
8,703	Workspace Group PLC (c)	122,571
		5,708,043

	United States — 53.2%
5,166	Acadia Realty Trust	171,253
1,361	Agree Realty Corp.	46,260
153	Alexander’s, Inc.	58,769
5,427	Alexandria Real Estate Equities, Inc.	490,384
2,899	American Assets Trust, Inc.	111,177
8,429	American Campus Communities, Inc.	348,455
11,289	American Homes 4 Rent, Class A	188,075
11,730	Apartment Investment & Management Co., Class A	469,552
12,508	Apple Hospitality REIT, Inc.	249,785
6,880	Ashford Hospitality Trust Inc.	43,413
10,274	AvalonBay Communities, Inc.	1,891,752
15,290	BioMed Realty Trust, Inc.	362,220
11,515	Boston Properties, Inc.	1,468,623
13,150	Brandywine Realty Trust	179,629
13,132	Brixmor Property Group, Inc.	339,068
6,485	Camden Property Trust	497,789
6,281	Care Capital Properties, Inc.	192,010
12,753	CBL & Associates Properties, Inc.	157,755
6,322	Cedar Realty Trust, Inc.	44,760
2,757	Chatham Lodging Trust	56,463
4,477	Chesapeake Lodging Trust	112,641
2,865	Colony Starwood Homes (b)	64,864
9,370	Columbia Property Trust, Inc.	220,008
7,096	Corporate Office Properties Trust	154,906
15,926	Cousins Properties, Inc.	150,182
12,950	CubeSmart	396,529
6,610	DCT Industrial Trust, Inc.	247,016
22,918	DDR Corp.	385,939
15,065	DiamondRock Hospitality Co.	145,377
10,159	Digital Realty Trust, Inc.	768,224
10,182	Douglas Emmett, Inc.	317,475
25,899	Duke Realty Corp.	544,397
4,928	DuPont Fabros Technology, Inc.	156,661
2,425	EastGroup Properties, Inc.	134,854
4,159	Education Realty Trust, Inc.	157,543
7,052	Empire State Realty Trust, Inc., Class A	127,430
4,485	EPR Properties	262,148
9,484	Equity Commonwealth (b)	262,991

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
5,731	Equity LifeStyle Properties, Inc.	$382,086
5,925	Equity One, Inc.	160,864
27,047	Equity Residential	2,206,765
4,924	Essex Property Trust, Inc.	1,178,855
8,711	Extra Space Storage, Inc.	768,397
5,211	Federal Realty Investment Trust	761,327
10,754	FelCor Lodging Trust, Inc.	78,504
8,254	First Industrial Realty Trust, Inc.	182,661
4,340	First Potomac Realty Trust	49,476
17,639	Forest City Enterprises, Inc., Class A (b)	386,823
6,618	Franklin Street Properties Corp.	68,496
6,533	Gaming and Leisure Properties, Inc.	181,617
37,807	General Growth Properties, Inc.	1,028,728
1,880	Getty Realty Corp.	32,242
5,335	Government Properties Income Trust	84,666
31,342	Gramercy Property Trust	241,960
34,905	HCP, Inc.	1,334,767
7,535	Healthcare Realty Trust, Inc.	213,391
9,535	Healthcare Trust of America, Inc., Class A	257,159
2,937	Hersha Hospitality Trust	63,909
7,155	Highwoods Properties, Inc.	311,958
11,370	Hospitality Properties Trust	297,325
56,752	Host Hotels & Resorts, Inc.	870,576
5,508	Hudson Pacific Properties, Inc.	154,995
6,489	Inland Real Estate Corp.	68,913
9,421	Investors Real Estate Trust	65,476
6,921	Kilroy Realty Corp.	437,961
30,853	Kimco Realty Corp.	816,370
6,163	Kite Realty Group Trust	159,807
8,467	LaSalle Hotel Properties	213,030
17,709	Lexington Realty Trust	141,672
11,092	Liberty Property Trust	344,407
2,668	LTC Properties, Inc.	115,097
11,855	Macerich (The) Co.	956,580
6,679	Mack-Cali Realty Corp.	155,955
17,852	Medical Properties Trust, Inc.	205,476
5,648	Mid-America Apartment Communities, Inc.	512,895
2,594	National Health Investors, Inc.	157,897
10,220	National Retail Properties, Inc.	409,311
6,235	New Senior Investment Group, Inc.	61,477
12,267	New York REIT, Inc.	141,070
12,495	Omega Healthcare Investors, Inc.	437,075
10,815	Paramount Group, Inc.	195,751
6,005	Parkway Properties, Inc.	93,858
5,393	Pebblebrook Hotel Trust	151,112
4,980	Pennsylvania Real Estate Investment Trust	108,913
6,543	Physicians Realty Trust	110,315
10,922	Piedmont Office Realty Trust, Inc., Class A	206,207
4,068	Post Properties, Inc.	240,663

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
39,334	Prologis, Inc.	$1,688,215
1,515	PS Business Parks, Inc.	132,456
10,885	Public Storage	2,696,214
2,905	QTS Realty Trust, Inc., Class A	131,045
5,881	Ramco-Gershenson Properties Trust	97,683
18,735	Realty Income Corp.	967,288
6,999	Regency Centers Corp.	476,772
7,414	Retail Opportunity Investments Corp.	132,711
17,756	Retail Properties of America, Inc., Class A	262,256
4,061	Rexford Industrial Realty, Inc.	66,438
9,437	RLJ Lodging Trust	204,122
2,728	Rouse Properties, Inc.	39,720
3,655	Ryman Hospitality Properties, Inc.	188,744
4,889	Sabra Health Care REIT, Inc.	98,904
1,014	Saul Centers, Inc.	51,988
5,096	Select Income REIT	101,003
17,819	Senior Housing Properties Trust	264,434
2,572	Silver Bay Realty Trust Corp.	40,278
23,327	Simon Property Group, Inc.	4,535,702
7,475	SL Green Realty Corp.	844,525
2,690	Sovran Self Storage, Inc.	288,664
31,589	Spirit Realty Capital, Inc.	316,522
5,110	STAG Industrial, Inc.	94,279
4,863	STORE Capital Corp.	112,822
6,240	Summit Hotel Properties, Inc.	74,568
4,200	Sun Communities, Inc.	287,826
15,664	Sunstone Hotel Investors, Inc.	195,643
7,194	Tanger Factory Outlet Centers, Inc.	235,244
4,521	Taubman Centers, Inc.	346,851
3,196	Terreno Realty Corp.	72,294
3,560	Tier REIT, Inc.	52,510
19,666	UDR, Inc.	738,852
998	Universal Health Realty Income Trust	49,910
6,704	Urban Edge Properties	157,209
1,995	Urstadt Biddle Properties, Inc., Class A	38,384
24,830	Ventas, Inc.	1,401,157
67,938	VEREIT, Inc.	538,069
12,718	Vornado Realty Trust	1,271,291
5,115	Washington Real Estate Investment Trust	138,412
8,370	Weingarten Realty Investors	289,435
26,318	Welltower, Inc.	1,790,414
2,431	Winthrop Realty Trust	31,530
6,598	WP Carey, Inc.	389,282
13,812	WP GLIMCHER, Inc.	146,545
8,382	Xenia Hotels & Resorts, Inc.	128,496
		51,987,919
	Total Common Stocks — 98.4%	96,106,999
	(Cost $83,137,413)

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Shares	Description	Value

	Investment Companies (a) — 0.2%
	Guernsey — 0.2%
39,599	F&C Commercial Property Trust Ltd.	$78,459
27,130	MedicX Fund Ltd.	33,896
40,536	Picton Property Income Ltd. (c)	42,197
45,840	UK Commercial Property Trust Ltd.	57,610
	Total Investment Companies — 0.2%	212,162
	(Cost $198,584)

	Rights (a) — 0.0%
	Singapore — 0.0%
5,538	Ascendias Real Estate Investment Trust (b) (c)	242
	(Cost $0)

	Money Market Funds — 1.0%
969,377	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.17% (f)	969,377
	(Cost $969,377)

	Total Investments — 99.6%	97,288,780
	(Cost $84,305,374) (g)
	Net Other Assets and Liabilities — 0.4%	353,431
	Net Assets — 100.0%	$97,642,211

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Non-income producing security.
(c)

This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at to $40,630,713 or 41.6% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(e)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Interest rate shown reflects yield as of December 31, 2015.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,723,317 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,739,911.

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks:
Belgium	$454,663	$95,952	$358,711	$—
Canada	2,390,546	2,390,546	—	—
France	3,406,282	9,257	3,397,025	—
Germany	2,708,668	75,009	2,633,659	—
Guernsey	87,448	61,102	26,346	—
Isle of Man	54,651	54,651	—	—
Japan	10,442,696	329,390	10,113,306	—
Luxembourg	210,515	49,937	160,578	—
Spain	524,548	39,355	485,193	—
Switzerland	831,766	95,771	735,995	—
United Kingdom	5,708,043	329,836	5,378,207	—
United States	51,987,919	51,987,919	—	—
Other Country Categories*	17,299,254	—	17,299,254	—
Total Common Stocks	96,106,999	55,518,725	40,588,274	—
Investment Companies*	212,162	169,965	42,197	—
Money Market Funds	969,377	969,377	—	—
Rights*	242	—	242	—
Total Investments	$97,288,780	$56,658,067	$40,630,713	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred investments valued at $378,849 from Level 1 to Level 2 and $322,021 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being valued based on quoted prices at September 30, 2015 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on December 31, 2015 exceeding a certain threshold. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2015 exceeding a certain threshold.

Sector	% of Total Long-Term Investments
Financials	99.7%
Health Care	0.2
Consumer Discretionary	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Australia — 19.1%
1,261,360	Adelaide Brighton Ltd. (b)	$4,336,427
1,471,950	ALS Ltd. (b)	4,005,879
215,654	Australia and New Zealand Banking Group Ltd. (b)	4,351,844
626,342	Bendigo and Adelaide Bank Ltd. (b)	5,417,752
75,936	Commonwealth Bank of Australia (b)	4,694,694
434,777	JB Hi-Fi Ltd. (b)	6,152,986
1,247,486	Mineral Resources Ltd. (b)	3,607,801
211,221	National Australia Bank Ltd. (b)	4,609,217
300,487	Orica Ltd. (b)	3,366,562
551,094	Suncorp Group Ltd. (b)	4,838,595
941,724	Sydney Airport (b)	4,334,107
1,124,638	Telstra Corp. Ltd. (b)	4,570,178
153,892	Wesfarmers Ltd. (b)	4,639,538
193,893	Westpac Banking Corp. (b)	4,699,913
306,747	Woodside Petroleum Ltd. (b)	6,390,742
		70,016,235

	Austria — 1.2%
149,661	OMV AG (b)	4,248,188

	Belgium — 0.9%
103,317	Proximus SADP (b)	3,362,049

	Bermuda — 3.3%
947,413	Lancashire Holdings Ltd. (b)	8,738,137
321,733	VTech Holdings Ltd. (b)	3,331,164
		12,069,301

	Canada — 9.0%
86,823	BCE, Inc.	3,354,454
230,765	Cenovus Energy, Inc.	2,918,543
325,563	Crescent Point Energy Corp.	3,792,784
94,633	Emera, Inc.	2,956,555
167,404	Genworth MI Canada, Inc.	3,218,144
120,915	IGM Financial, Inc.	3,088,195
288,431	Manitoba Telecom Services, Inc.	6,205,529
254,261	Russel Metals, Inc.	2,952,934
87,666	TELUS Corp.	2,424,009
67,203	TransCanada Corp.	2,194,770
		33,105,917

	Cayman Islands — 1.5%
398,511	Phoenix Group Holdings (b)	5,369,481

	Denmark — 0.6%
118,742	Tryg A/S (b)	2,359,592

	Finland — 4.5%
195,214	Fortum OYJ (b)	2,941,195
316,915	Kemira OYJ (b)	3,731,316
83,533	Konecranes OYJ (b)	2,067,513
100,281	Metso OYJ (b)	2,246,326

Shares	Description	Value

	Common Stocks (a) (Continued)
	Finland (Continued)
159,509	Nokian Renkaat OYJ (b)	$5,694,705

		16,681,055

	France — 7.7%
91,888	Bouygues S.A. (b)	3,643,438
260,414	CNP Assurances (b)	3,512,830
206,410	Engie S.A. (b)	3,656,205
147,267	Lagardere S.C.A. (b)	4,394,682
121,743	Neopost S.A. (b)	2,970,728
178,325	Orange S.A. (b)	2,982,632
84,625	TOTAL S.A. (b)	3,793,877
158,478	Vivendi S.A. (b)	3,403,658
		28,358,050

	Germany — 1.2%
55,336	ProSiebenSat.1 Media SE (b)	2,791,789
126,946	RWE AG (b)	1,600,466
		4,392,255

	Hong Kong — 2.5%
5,276,878	PCCW Ltd. (b)	3,084,630
4,791,087	SJM Holdings Ltd. (b)	3,395,181
662,712	Television Broadcasts Ltd. (b)	2,723,107
		9,202,918

	Italy — 2.0%
108,606	Atlantia S.p.A. (b)	2,873,559
310,837	Eni S.p.A. (b)	4,618,503
		7,492,062

	New Zealand — 2.8%
528,989	Fletcher Building Ltd. (b)	2,651,004
1,058,781	SKY Network Television Ltd. (b)	3,316,685
1,929,522	Spark New Zealand Ltd. (b)	4,344,621
		10,312,310

	Norway — 0.9%
239,812	Statoil ASA (b)	3,344,604

	Portugal — 1.2%
1,180,648	EDP-Energias de Portugal S.A. (b)	4,254,301

	Singapore — 1.6%
584,000	Keppel Corp., Ltd. (b)	2,667,815
1,209,100	StarHub Ltd. (b)	3,146,542
		5,814,357

	Spain — 3.2%
81,051	ACS Actividades de Construccion y Servicios S.A. (b)	2,371,362
150,430	Gas Natural SDG S.A. (b)	3,067,622
1,086,207	Mapfre S.A. (b)	2,718,968
312,444	Telefonica S.A. (b)	3,466,249
		11,624,201

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Sweden — 1.9%
101,955	NCC AB, Class B (b)	$3,162,961
742,455	TeliaSonera AB (b)	3,686,946
		6,849,907

	Switzerland — 3.8%
73,972	Swiss Re AG (b)	7,224,572
5,872	Swisscom AG (b)	2,938,374
14,442	Zurich Insurance Group AG (b)	3,710,150
		13,873,096

	United Kingdom — 14.7%
333,769	Amec Foster Wheeler PLC (b)	2,106,982
608,006	Amlin PLC (b)	5,945,042
49,820	AstraZeneca PLC (b)	3,365,229
383,127	BAE Systems PLC (b)	2,820,796
4,076,545	Cable & Wireless Communications PLC (b)	4,459,842
747,519	Carillion PLC (b)	3,338,602
433,847	Halfords Group PLC (b)	2,137,752
3,618,996	Ladbrokes PLC (b)	6,383,610
514,607	Noble Corp. PLC	5,429,104
72,586	Provident Financial PLC (b)	3,599,028
177,899	Royal Dutch Shell PLC, Class A (b)	4,057,377
114,721	Severn Trent PLC (b)	3,667,261
392,094	Tate & Lyle PLC (b)	3,453,717
232,450	United Utilities Group PLC (b)	3,200,695
		53,965,037

	United States — 16.2%
56,917	Altria Group, Inc.	3,313,139
54,072	American Electric Power Co., Inc.	3,150,775
134,137	AT&T, Inc.	4,615,654
187,208	CenterPoint Energy, Inc.	3,437,139
130,038	CenturyLink, Inc.	3,271,756
55,462	Consolidated Edison, Inc.	3,564,543
34,630	DTE Energy Co.	2,776,980
96,905	FirstEnergy Corp.	3,074,796
232,269	Guess?, Inc.	4,385,239
188,677	Mattel, Inc.	5,126,354
972,467	PDL BioPharma, Inc.	3,442,533
119,212	Pepco Holdings, Inc.	3,100,704
226,348	R.R. Donnelley & Sons Co.	3,331,842
58,951	SCANA Corp.	3,565,946
84,376	Southern (The) Co.	3,947,953
197,951	TECO Energy, Inc.	5,275,394
		59,380,747

	Total Investments — 99.8%	366,075,663
	(Cost $431,812,195) (c)
	Net Other Assets and Liabilities — 0.2%	873,528
	Net Assets — 100.0%	$366,949,191

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $268,159,895 or 73.1% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $22,234,744 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $87,971,276.

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks:
Canada	$33,105,917	$33,105,917	$—	$—
United Kingdom	53,965,037	5,429,104	48,535,933	—
United States	59,380,747	59,380,747	—	—
Other Country Categories*	219,623,962	—	219,623,962	—
Total Investments	$366,075,663	$97,915,768	$268,159,895	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

Sector	% of Total Long-Term Investments
Financials	21.3%
Utilities	15.6
Telecommunication Services	15.3
Consumer Discretionary	13.6
Industrials	11.9
Energy	11.7
Materials	3.9
Consumer Staples	3.1
Health Care	1.9
Information Technology	1.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	23 .1%
Australian Dollar	19 .1
United States Dollar	17 .7
British Pound Sterling	16 .0
Canadian Dollar	9 .0
Swiss Franc	3 .8
Hong Kong Dollar	3 .4
New Zealand Dollar	2 .8
Swedish Krona	1 .9
Singapore Dollar	1 .6
Norwegian Krone	0 .9
Danish Krone	0 .7
Total	100 .0%

See Notes to Portfolio of Investments

First Trust ISE Global Wind Energy Index Fund (FAN)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Australia — 4.4%
5,983,530	Infigen Energy (b)	$1,918,483

	Bermuda — 4.8%
35,035,818	Concord New Energy Group Ltd. (c)	2,094,830

	Brazil — 0.6%
208,766	Centrais Eletricas Brasileiras S.A., ADR (b)	283,922

	Cayman Islands — 0.4%
219,981	China High Speed Transmission Equipment Group Co., Ltd. (b) (c)	176,075

	China — 8.5%
4,487,100	China Longyuan Power Group Corp., Ltd., Class H (c)	3,374,207
1,111,637	China Suntien Green Energy Corp., Ltd., Class H (c)	177,091
339,892	Harbin Electric Co., Ltd., Class H (c)	160,211
		3,711,509

	Denmark — 11.5%
1,760,161	Greentech Energy Systems A/S (b) (c)	1,680,999
48,133	Vestas Wind Systems A/S (c)	3,361,551
		5,042,550

	France — 3.4%
15,612	Alstom S.A. (b) (c)	476,869
1,550,723	Futuren S.A. (b)	994,302
		1,471,171

	Germany — 15.2%
69,664	E. ON SE (c)	668,918
74,157	Nordex SE (b) (c)	2,604,559
861,513	PNE Wind AG	1,938,046
52,967	RWE AG (c)	667,779
8,155	Siemens AG, ADR	784,307
		6,663,609

	Greece — 0.4%
64,031	Terna Energy S.A. (c)	170,919

	Italy — 1.1%
228,536	Enel Green Power S.p.A. (c)	464,517

	Japan — 1.4%
51,800	Mitsui & Co., Ltd. (c)	615,490

	Portugal — 1.5%
184,550	EDP-Energias de Portugal S.A. (c)	665,000

	South Korea — 0.4%
43,030	Dongkuk Structures & Construction Co., Ltd. (b) (c)	176,838

	Spain — 21.2%
3,765	Acciona S.A. (c)	322,414

Shares	Description	Value

	Common Stocks (a) (Continued)
	Spain (Continued)
349,208	EDP Renovaveis S.A. (c)	$2,746,753
29,981	Endesa S.A. (c)	602,311
146,925	Gamesa Corp. Tecnologica S.A. (c)	2,515,364
437,788	Iberdrola S.A. (c)	3,103,484
		9,290,326

	Sweden — 8.1%
454,498	Arise AB (b)	1,039,136
662,809	Eolus Vind AB, Class B	1,884,441
38,065	SKF AB, Class B (c)	614,799
		3,538,376

	Switzerland — 0.7%
8,267	BKW AG (c)	313,112

	United Kingdom — 3.7%
25,385	BP PLC, ADR	793,535
17,548	Royal Dutch Shell PLC, Class A, ADR	803,523
		1,597,058

	United States — 12.7%
52,282	AES (The) Corp.	500,339
24,161	Allegheny Technologies, Inc.	271,811
8,004	Alliant Energy Corp.	499,850
11,521	Duke Energy Corp.	822,484
45,842	Federal-Mogul Holdings Corp. (b)	314,018
25,830	General Electric Co.	804,604
8,024	NextEra Energy, Inc.	833,613
46,249	NRG Energy, Inc.	544,351
6,135	Otter Tail Corp.	163,375
19,796	Trinity Industries, Inc.	475,500
6,480	Woodward, Inc.	321,797
		5,551,742

	Total Common Stocks — 100.0%	43,745,527
	(Cost $47,696,735)

	Money Market Funds — 0.6%
256,665	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.17% (d)	256,665
	(Cost $256,665)

	Total Investments — 100.6%	44,002,192
	(Cost $47,953,400) (e)
	Net Other Assets and Liabilities — (0.6)%	(240,869)
	Net Assets — 100.0%	$43,761,323

See Notes to Portfolio of Investments

First Trust ISE Global Wind Energy Index Fund (FAN)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $27,754,090 or 63.4% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	Interest rate shown reflects yield as of December 31, 2015.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,797,198 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,748,406.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks:
Australia	$1,918,483	$1,918,483	$—	$—
Brazil	283,922	283,922	—	—
France	1,471,171	994,302	476,869	—
Germany	6,663,609	2,722,353	3,941,256	—
Sweden	3,538,376	2,923,577	614,799	—
United Kingdom	1,597,058	1,597,058	—	—
United States	5,551,742	5,551,742	—	—
Other Country Categories*	22,721,166	—	22,721,166	—
Total Common Stocks	43,745,527	15,991,437	27,754,090	—
Money Market Funds	256,665	256,665	—	—
Total Investments	$44,002,192	$16,248,102	$27,754,090	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred common stocks valued at $313,112 from Level 1 to Level 2 and $3,421,941 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being valued based on quoted prices at September 30, 2015 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on December 31, 2015 exceeding a certain threshold. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2015 exceeding a certain threshold.

See Notes to Portfolio of Investments

First Trust ISE Global Wind Energy Index Fund (FAN)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Sector	% of Total Long-Term Investments
Utilities	51.2%
Industrials	43.4
Energy	4.1
Consumer Discretionary	0.7
Materials	0.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	40.8%
United States Dollar	19.2
Hong Kong Dollar	13.6
Danish Krone	11.5
Swedish Krona	8.0
Australian Dollar	4.4
Japanese Yen	1.4
Swiss Franc	0.7
South Korean Won	0.4
Total	100.0%

See Notes to Portfolio of Investments

First Trust ISE Global Engineering and Construction Index Fund (FLM)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.9%
	Australia — 2.6%
12,783	CIMIC Group Ltd. (b)	$224,236
45,960	Downer EDI Ltd. (b)	119,557
		343,793

	Canada — 4.2%
4,767	Aecon Group, Inc.	53,020
9,889	SNC-Lavalin Group, Inc.	293,876
8,417	Stantec, Inc.	208,767
		555,663

	Cayman Islands — 1.8%
138,059	China State Construction International Holdings Ltd. (b)	238,747

	China — 5.2%
364,065	China Communications Construction Co., Ltd., Class H (b)	368,874
427,195	China Railway Group Ltd., Class H (b)	322,186
		691,060

	Finland — 0.0%
1,041	YIT OYJ (b)	5,894

	France — 8.1%
9,498	Bouygues S.A. (b)	376,604
4,649	Eiffage S.A. (b)	300,458
6,247	Vinci S.A. (b)	400,402
		1,077,464

	Germany — 1.8%
2,570	HOCHTIEF AG (b)	238,362

	Ireland — 2.0%
9,919	Kingspan Group PLC (b)	261,522

	Italy — 0.5%
14,251	Salini Impregilo S.p.A. (b)	61,617

	Japan — 25.2%
29,000	Chiyoda Corp. (b)	220,214
12,400	COMSYS Holdings Corp. (b)	174,354
19,000	JGC Corp. (b)	290,818
58,000	Kajima Corp. (b)	345,184
3,000	Kandenko Co., Ltd. (b)	20,129
14,500	Kinden Corp. (b)	184,891
71,000	Kumagai Gumi Co., Ltd. (b)	203,846
7,300	Kyowa Exeo Corp. (b)	74,946
14,000	Maeda Corp. (b) (c)	94,592
4,000	Maeda Road Construction Co., Ltd. (b)	67,052
4,000	Nippo Corp. (b)	65,043
39,000	Nishimatsu Construction Co., Ltd. (b)	147,813
39,000	Obayashi Corp. (b)	359,861
5,000	Okumura Corp. (b)	28,154
39,100	Penta-Ocean Construction Co., Ltd. (b)	163,360
39,000	Shimizu Corp. (b)	318,015
900	SHO-BOND Holdings Co., Ltd. (b)	32,825

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan (Continued)
59,000	Taisei Corp. (b)	$388,631
32,000	Toda Corp. (b)	170,614
		3,350,342

	Netherlands — 6.7%
4,942	Arcadis N.V. (b)	99,351
6,677	Boskalis Westminster (b)	272,371
8,886	Chicago Bridge & Iron Co. N.V. (c)	346,465
30,673	Koninklijke BAM Groep N.V. (b) (d)	170,522
		888,709

	Norway — 0.4%
4,558	Veidekke ASA (b)	55,793

	Panama — 1.3%
51,373	McDermott International, Inc. (d)	172,100

	Philippines — 0.7%
14,260	Manila Electric Co. (b)	96,847

	South Korea — 1.6%
26,656	Daewoo Engineering & Construction Co., Ltd. (b) (d)	126,070
4,916	GS Engineering & Construction Corp. (b) (d)	81,451
		207,521

	Spain — 6.8%
11,912	ACS Actividades de Construccion y Servicios S.A. (b)	348,517
35,214	Obrascon Huarte Lain S.A. (b)	200,955
55,665	Sacyr S.A. (b) (c)	109,288
6,598	Tecnicas Reunidas S.A. (b)	249,471
		908,231

	Sweden — 5.2%
8,140	NCC AB, Class B (b)	252,528
13,782	Peab AB (b)	105,533
17,308	Skanska AB, Class B (b)	335,664
		693,725

	United Kingdom — 5.5%
44,542	Amec Foster Wheeler PLC (b)	281,180
41,474	Balfour Beatty PLC (b) (d)	165,191
6,229	Galliford Try PLC (b)	139,964
974	Keller Group PLC (b)	11,929
5,352	WS Atkins PLC (b)	127,887
		726,151

	United States — 20.3%
10,603	AECOM (d)	318,408
3,964	Dycom Industries, Inc. (d)	277,321
5,391	EMCOR Group, Inc.	258,984
8,530	Fluor Corp.	402,787
3,525	Granite Construction, Inc.	151,258

See Notes to Portfolio of Investments

First Trust ISE Global Engineering and Construction Index Fund (FLM)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
8,597	Jacobs Engineering Group, Inc. (d)	$360,644
16,450	KBR, Inc.	278,334
13,935	MasTec, Inc. (d)	242,190
1,151	Matrix Service Co. (d)	23,641
16,336	Quanta Services, Inc. (d)	330,804
2,673	Tutor Perini Corp. (d)	44,746
		2,689,117

	Total Common Stocks — 99.9%	13,262,658
	(Cost $14,394,551)

	Money Market Funds — 1.4%
181,590	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.12% (e) (f)	181,590
	(Cost $181,590)

Principal Value	Description	Value

	Repurchase Agreements — 1.3%
$12,921	JPMorgan Chase & Co., 0.23% (e), dated 12/31/15, due 01/04/16, with a maturity value of $12,921. Collateralized by U.S. Treasury Notes, interest rates of 1.250% to 1.625%, due 04/30/19 to 02/29/20. The value of the collateral including accrued interest is $13,219. (f)	12,921
163,079	RBC Capital Markets LLC, 0.26% (e), dated 12/31/15, due 01/04/16, with a maturity value of $163,084. Collateralized by U.S. Treasury Notes, interest rates of 1.625% to 1.750%, due 06/30/20 to 10/31/20. The value of the collateral including accrued interest is $166,514. (f)	163,079

	Total Repurchase Agreements — 1.3%	176,000
	(Cost $176,000)

	Total Investments — 102.6%	13,620,248
	(Cost $14,752,141) (g)
	Net Other Assets and Liabilities — (2.6)%	(347,201)
	Net Assets — 100.0%	$13,273,047

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $9,499,313 or 71.6% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $341,704 and the total value of the collateral held by the Fund is $357,590.
(d)	Non-income producing security.
(e)	Interest rate shown reflects yield as of December 31, 2015.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $804,777 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,936,670.

See Notes to Portfolio of Investments

First Trust ISE Global Engineering and Construction Index Fund (FLM)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks:
Canada	$555,663	$555,663	$—	$—
Netherlands	888,709	346,465	542,244	—
Panama	172,100	172,100	—	—
United States	2,689,117	2,689,117	—	—
Other Country Categories*	8,957,069	—	8,957,069	—
Total Common Stocks	13,262,658	3,763,345	9,499,313	—
Money Market Funds	181,590	181,590	—	—
Repurchase Agreements	176,000	—	176,000	—
Total Investments	$13,620,248	$3,944,935	$9,675,313	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

Sector	% of Total Long-Term Investments
Industrials	93.8%
Energy	5.5
Utilities	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	26.2%
Japanese Yen	24.6
Euro	22.7
Hong Kong Dollar	6.8
British Pound Sterling	5.4
Swedish Krona	5.1
Canadian Dollar	4.1
Australian Dollar	2.5
South Korean Won	1.5
Philippine Peso	0.7
Norwegian Krone	0.4
Total	100.0%

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Cayman Islands — 3.8%
416,750	Wasion Group Holdings Ltd. (b)	$431,252

	France — 8.4%
3,293	Alstom S.A. (b) (c)	100,585
417	Saft Groupe S.A. (b)	12,709
14,964	Schneider Electric SE (b)	850,019
		963,313

	Germany — 6.4%
2,287	Siemens AG (b)	221,259
9,164	SMA Solar Technology AG (b) (c)	506,787
		728,046

	Ireland — 1.9%
4,076	Eaton Corp. PLC	212,115

	Italy — 8.3%
43,375	Prysmian S.p.A. (b)	947,711

	Japan — 6.4%
39,000	NEC Corp. (b)	123,572
4,000	NGK Insulators Ltd. (b)	90,161
33,000	Osaki Electric Co., Ltd. (b) (d)	186,202
20,900	Panasonic Corp. (b)	211,874
58,000	Toshiba Corp. (b) (c)	119,203
		731,012

	Spain — 8.1%
11,057	Red Electrica Corp. S.A. (b)	923,592

	Switzerland — 7.8%
49,963	ABB Ltd. (b)	891,720

	United Kingdom — 2.1%
17,011	National Grid PLC (b)	234,610

	United States — 46.8%
16,254	Advanced Energy Industries, Inc. (c)	458,850
391	AZZ, Inc.	21,728
7,794	Badger Meter, Inc.	456,651
383	Digi International, Inc. (c)	4,359
24,125	EnerNOC, Inc. (c)	92,881
673	EnerSys	37,641
25,540	Enphase Energy, Inc. (c) (d)	89,645
12,086	ESCO Technologies, Inc.	436,788
31,111	General Cable Corp.	417,821
7,918	General Electric Co.	246,646
2,281	Honeywell International, Inc.	236,243
25,712	ITC Holdings Corp.	1,009,196
13,189	Itron, Inc. (c)	477,178
5,154	Johnson Controls, Inc.	203,532
944	MasTec, Inc. (c)	16,407
18,148	MYR Group, Inc. (c)	374,030
18,209	PowerSecure International, Inc. (c)	274,045
21,503	Quanta Services, Inc. (c)	435,436
321	Valmont Industries, Inc.	34,032

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
562	WESCO International, Inc. (c)	$24,548
		5,347,657

	Total Common Stocks — 100.0%	11,411,028
	(Cost $11,568,637)

	Money Market Funds — 0.5%
60,893	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.12% (e) (f)	60,893
	(Cost $60,893)

Principal Value	Description	Value
	Repurchase Agreements — 0.5%
$4,333	JPMorgan Chase & Co., 0.23% (e), dated 12/31/15, due 01/04/16, with a maturity value of $4,333. Collateralized by U.S. Treasury Notes, interest rates of 1.250% to 1.625%, due 04/30/19 to 02/29/20. The value of the collateral including accrued interest is $4,433. (f)	4,333
54,686	RBC Capital Markets LLC, 0.26% (e), dated 12/31/15, due 01/04/16, with a maturity value of $54,687. Collateralized by U.S. Treasury Notes, interest rates of 1.625% to 1.750%, due 06/30/20 to 10/31/20. The value of the collateral including accrued interest is $55,838. (f)	54,686

	Total Repurchase Agreements — 0.5%	59,019
	(Cost $59,019)

	Total Investments — 101.0%	11,530,940
	(Cost $11,688,549) (g)
	Net Other Assets and Liabilities — (1.0)%	(117,826)
	Net Assets — 100.0%	$11,413,114

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $5,851,256 or 51.3% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $113,315 and the total value of the collateral held by the Fund is $119,912.
(e)	Interest rate shown reflects yield as of December 31, 2015.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,334,394 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,492,003.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks:
Ireland	$212,115	$212,115	$—	$—
United States	5,347,657	5,347,657	—	—
Other Country Categories*	5,851,256	—	5,851,256	—
Total Common Stocks	11,411,028	5,559,772	5,851,256	—
Money Market Funds	60,893	60,893	—	—
Repurchase Agreements	59,019	—	59,019	—
Total Investments	$11,530,940	$5,620,665	$5,910,275	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

Sector	% of Total Long-Term Investments
Industrials	53.4%
Information Technology	24.0
Utilities	19.0
Consumer Discretionary	3.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	49.3%
Euro	30.9
Swiss Franc	7.7
Japanese Yen	6.3
Hong Kong Dollar	3.8
British Pound Sterling	2.0
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.5%
	Australia — 18.6%
90,517	BHP Billiton Ltd. (b)	$1,164,912
13,584	Rio Tinto Ltd. (b)	439,299
22,706	Woodside Petroleum Ltd. (b)	473,055
		2,077,266

	Canada — 9.9%
10,987	ARC Resources Ltd.	132,603
195,500	Copper Mountain Mining Corp. (c)	62,873
16,107	Crescent Point Energy Corp.	187,645
9,599	Husky Energy, Inc.	99,271
26,608	Potash Corp. of Saskatchewan, Inc.	455,529
1,971	Russel Metals, Inc.	22,891
18,095	Teck Resources Ltd., Class B	69,833
5,027	TORC Oil & Gas Ltd.	18,710
9,459	Whitecap Resources, Inc.	62,003
		1,111,358

	China — 1.5%
109,000	China Shenhua Energy Co., Ltd., Class H (b)	170,204

	Faroe Islands — 0.3%
1,183	Bakkafrost P/F (b)	34,852

	Finland — 4.2%
17,219	Stora Enso OYJ, Class R (b)	155,698
16,622	UPM-Kymmene OYJ (b)	308,594
		464,292

	France — 5.1%
9,697	Suez Environnement Co. (b)	181,367
16,627	Veolia Environnement S.A. (b)	394,491
		575,858

	Germany — 1.4%
5,947	K+S AG (b)	151,597

	Hong Kong — 1.1%
90,000	Guangdong Investment Ltd. (b)	127,100

	Indonesia — 0.2%
10,245	Astra Agro Lestari Tbk PT (b)	11,678
65,210	Vale Indonesia Tbk PT (b) (c)	7,653
		19,331

	Italy — 9.7%
73,164	Eni S.p.A. (b)	1,087,091

	Luxembourg — 0.7%
6,224	Ternium S.A. ADR	77,364

	Malaysia — 1.0%
55,200	Felda Global Ventures Holdings Bhd (b)	21,885
91,100	IOI Corp. Bhd (b)	94,351
		116,236

Shares	Description	Value

	Common Stocks (a) (Continued)
	Norway — 6.8%
629	Leroy Seafood Group ASA (b)	$23,380
1,568	Salmar ASA (b)	27,365
33,354	Statoil ASA (b)	465,181
5,577	Yara International ASA (b)	239,857
		755,783

	Russia — 7.5%
41,511	Gazprom Neft PAO (b)	87,500
14,892	Lukoil PJSC, ADR (b)	482,075
21,572	MMC Norilsk Nickel PJSC, ADR (b)	273,377
		842,952

	South Africa — 0.2%
3,051	African Rainbow Minerals Ltd. (b)	8,587
2,011	Assore Ltd. (b)	8,106
		16,693

	Sweden — 0.4%
1,586	Holmen AB, Class B (b)	48,987

	Thailand — 0.3%
65,400	Banpu PCL (b)	28,923

	Turkey — 0.4%
39,849	Eregli Demir ve Celik Fabrikalari TAS (b)	41,468

	United Kingdom — 25.8%
210,980	BP PLC (b)	1,096,403
13,137	Pennon Group PLC (b)	166,663
47,981	Royal Dutch Shell PLC, Class A (b)	1,086,736
7,523	Severn Trent PLC (b)	240,486
21,394	United Utilities Group PLC (b)	294,582
		2,884,870

	United States — 5.4%
735	Alliance Holdings GP L.P. (d)	14,832
1,345	Alliance Resource Partners L.P. (d)	18,144
2,011	Domtar Corp.	74,306
739	Hi-Crush Partners L.P. (d)	4,375
12,945	International Paper Co.	488,027
2,602	Memorial Production Partners L.P. (d)	6,869
		606,553

	Total Investments — 100.5%	11,238,778
	(Cost $11,112,775) (e)
	Net Other Assets and Liabilities — (0.5)%	(52,906)
	Net Assets — 100.0%	$11,185,872

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $9,443,503 or 84.4% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Master Limited Partnership (‘‘MLP’’).
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $274,539 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $148,536.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks:
Canada	$1,111,358	$1,111,358	$—	$—
Luxembourg	77,364	77,364	—	—
United States	606,553	606,553	—	—
Other Country Categories*	9,443,503	—	9,443,503	—
Total Investments	$11,238,778	$1,795,275	$9,443,503	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred common stocks valued at $273,377 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2015 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on December 31, 2015 exceeding a certain threshold.

Sector	% of Total Long-Term Investments
Energy	49.1%
Materials	36.3
Utilities	12.5
Consumer Staples	1.9
Industrials	0.2
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Currency Exposure Diversification	%of Total Investments
British Pound Sterling	25.7%
Euro	20.3
Australian Dollar	18.5
United States Dollar	16.9
Norwegian Krone	7.0
Canadian Dollar	5.8
Hong Kong Dollar	2.6
Malaysian Ringgit	1.0
Russian Ruble	0.8
Swedish Krona	0.4
Turkish Lira	0.4
Thai Baht	0.3
Indonesian Rupiah	0.2
South African Rand	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 105.8%
	Australia — 0.7%
2,465	GrainCorp Ltd., Class A (b)	$15,395
2,862	Nufarm Ltd. (b)	17,284
		32,679

	Belgium — 0.3%
462	Tessenderlo Chemie N.V. (b) (c)	13,799

	Bermuda — 2.5%
1,535	Bunge Ltd.	104,810
76,000	Sinofert Holdings Ltd. (b)	12,867
		117,677

	Canada — 6.1%
1,488	Agrium, Inc.	132,992
8,995	Potash Corp. of Saskatchewan, Inc.	153,994
		286,986

	Chile — 0.5%
1,297	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	24,360

	China — 0.1%
20,000	China BlueChemical Ltd., Class H (b)	5,414

	Germany — 25.3%
6,301	BASF SE (b)	480,000
3,923	Bayer AG (b)	489,948
5,020	Evonik Industries AG (b)	166,047
2,062	K+S AG (b)	52,563
		1,188,558

	Guernsey — 0.7%
12,205	Zimplats Holdings Ltd. (b)	31,181

	India — 2.7%
6,691	Mahindra & Mahindra Ltd., GDR (b)	127,864

	Israel — 1.2%
13,737	Israel Chemicals Ltd. (b)	55,763

	Japan — 5.3%
13,000	Kubota Corp. (b)	200,832
11,000	Mitsui Chemicals, Inc. (b)	48,785
		249,617

	Luxembourg — 0.4%
1,303	Adecoagro S.A. (c)	16,014

	Malaysia — 3.1%
86,200	Petronas Chemicals Group Bhd (b)	145,605

	Netherlands — 3.3%
14,601	CNH Industrial N.V.	99,871
2,270	OCI N.V. (b) (c)	56,050

		155,921

Shares	Description	Value

	Common Stocks (a) (Continued)
	Norway — 2.7%
2,963	Yara International ASA (b)	$127,433

	Qatar — 4.2%
6,518	Industries Qatar QSC (b)	198,240

	Russia — 1.6%
31,629	Uralkali PJSC (c)	76,653

	Singapore — 3.1%
69,000	Wilmar International Ltd. (b)	142,370

	South Africa — 3.7%
6,556,236	Wesizwe Platinum Ltd. (b) (c)	172,540

	Switzerland — 5.5%
110	Bucher Industries AG (b)	24,791
599	Syngenta AG (b)	234,451
		259,242

	Taiwan — 0.3%
10,557	Taiwan Fertilizer Co., Ltd. (b)	13,772

	Turkey — 0.3%
575	Turk Traktor ve Ziraat Makineleri AS (b)	13,704

	United Kingdom — 0.0%
99	Lonmin PLC (b) (c)	121

	United States — 32.2%
921	AGCO Corp.	41,804
310	Andersons (The), Inc.	9,805
2,511	CF Industries Holdings, Inc.	102,474
2,802	Deere & Co.	213,709
6,558	E.I. du Pont de Nemours and Co.	436,763
1,439	FMC Corp.	56,308
207	Innophos Holdings, Inc.	5,999
4,432	Monsanto Co.	436,641
3,613	Mosaic (The) Co.	99,683
663	Scotts Miracle-Gro (The) Co., Class A	42,770
199	Terra Nitrogen Co., L.P. (d)	20,214
590	Toro (The) Co.	43,111
		1,509,281

	Total Investments — 105.8%	4,964,794
	(Cost $5,177,806) (e)
	Net Other Assets and Liabilities — (5.8)%	(272,076)
	Net Assets — 100.0%	$4,692,718

See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)

This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $2,923,472 or 62.3% of net assets.

Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)	Non-income producing security.
(d)	Master Limited Partnership (“MLP”).
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $85,720 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $298,732.

GDR - Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks:
Bermuda	$117,677	$104,810	$12,867	$—
Canada	286,986	286,986	—	—
Chile	24,360	24,360	—	—
Luxembourg	16,014	16,014	—	—
Netherlands	155,921	99,871	56,050	—
United States	1,509,281	1,509,281	—	—
Other Country Categories*	2,854,555	—	2,854,555	—
Total Investments	$4,964,794	$2,041,322	$2,923,472	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred common stocks valued at $172,540 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2015 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on December 31, 2015 exceeding a certain threshold.

Sector	% of Total Long-Term Investments
Materials	64.9%
Industrials	16.8
Health Care	9.9
Consumer Staples	5.8
Consumer Discretionary	2.6
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Currency Exposure Diversification	% of Total Investments
United States Dollar	40.5%
Euro	25.3
Swiss Franc	5.2
Japanese Yen	5.0
Qatari Riyal	4.0
South African Rand	3.5
Malaysian Ringgit	2.9
Singapore Dollar	2.9
Canadian Dollar	2.7
Norwegian Krone	2.6
Russian Ruble	1.5
Australian Dollar	1.3
Israeli Shekel	1.1
Chilean Peso	0.5
Hong Kong Dollar	0.4
New Taiwan Dollar	0.3
Turkish Lira	0.3
British Pound Sterling	0.0 *
Total	100.0%

* Amount is less than 0.1%

See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Brazil — 22.3%
16,415	Ambev S.A., ADR	$73,211
14,309	Banco Bradesco S.A., ADR	68,826
16,669	Banco do Brasil S.A.	62,105
10,470	BB Seguridade Participacoes S.A.	64,388
24,518	BM&FBOVESPA S.A.	67,488
5,116	BRF S.A.	71,640
22,055	CCR S.A.	69,963
6,195	Cia Brasileira de Distribuicao (Preference Shares)	65,548
8,121	Cielo S.A.	68,950
2,524	Embraer S.A., ADR	74,559
5,970	Fibria Celulose S.A.	78,302
10,374	Itau Unibanco Holding S.A., ADR	67,535
38,866	Itausa-Investimentos Itau S.A. (Preference Shares)	67,589
23,148	JBS S.A.	72,260
12,419	Klabin S.A.	73,612
28,317	Kroton Educacional S.A.	68,211
16,327	Lojas Renner S.A.	70,570
16,928	Petroleo Brasileiro S.A., ADR (b)	72,790
7,456	Raia Drogasil S.A.	66,866
16,641	Suzano Papel e Celulose S.A. (Preference Shares), Class A	78,615
8,042	Telefonica Brasil S.A., ADR	72,619
8,880	Tim Participacoes S.A., ADR	75,302
4,624	Ultrapar Participacoes S.A.	70,653
24,075	Vale S.A., ADR	79,207
		1,700,809

	Cayman Islands — 7.0%
951	Alibaba Group Holding Ltd., ADR (b)	77,288
392	Baidu, Inc., ADR (b)	74,104
1,558	Ctrip.com International Ltd., ADR (b)	72,182
2,482	JD.com, Inc., ADR (b)	80,082
440	NetEase, Inc., ADR	79,745
3,972	Tencent Holdings Ltd. (c)	77,772
4,746	Vipshop Holdings Ltd., ADR (b)	72,471
		533,644

	China — 17.4%
203,411	Agricultural Bank of China Ltd., Class H (c)	82,778
176,950	Bank of China Ltd., Class H (c)	78,515
14,500	BYD Co., Ltd., Class H (b) (c)	79,095
113,606	China Construction Bank Corp., Class H (c)	77,496
23,712	China Life Insurance Co., Ltd., Class H (c)	76,120
33,758	China Merchants Bank Co., Ltd., Class H (c)	79,022
19,601	China Pacific Insurance (Group) Co., Ltd., Class H (c)	80,215

Shares	Description	Value

	Common Stocks (a) (Continued)
	China (Continued)
132,506	China Petroleum & Chemical Corp., Class H (c)	$79,573
170,000	China Telecom Corp., Ltd., Class H (c)	79,300
34,473	CITIC Securities Co., Ltd., Class H (c)	79,879
61,600	CRRC Corp., Ltd., Class H (c)	75,673
62,000	Great Wall Motor Co., Ltd., Class H (c)	71,612
46,640	Haitong Securities Co., Ltd., Class H (c)	81,791
129,798	Industrial and Commercial Bank of China Ltd., Class H (c)	77,803
115,453	PetroChina Co., Ltd., Class H (c)	75,580
38,000	PICC Property and Casualty Co., Ltd., Class H (c)	74,994
14,452	Ping An Insurance (Group) Co. of China Ltd., Class H (c)	79,699
		1,329,145

	Hong Kong — 1.0%
74,187	CNOOC Ltd. (c)	77,212

	India — 21.3%
3,674	Axis Bank Ltd., GDR (c)	123,458
2,702	Dr. Reddy’s Laboratories Ltd., ADR	125,076
2,108	HDFC Bank Ltd., ADR	129,853
16,232	ICICI Bank Ltd., ADR	127,097
7,301	Infosys Ltd., ADR	122,292
6,220	Larsen & Toubro Ltd., GDR (c)	120,150
6,320	Mahindra & Mahindra Ltd., GDR (c)	120,774
4,194	Reliance Industries Ltd., GDR (c) (d)	127,991
3,532	State Bank of India, GDR (c)	118,784
4,364	Tata Motors Ltd., ADR (b)	128,607
24,738	Vedanta Ltd., ADR	137,543
14,665	Videocon d2h Ltd., ADR (b)	130,225
10,050	Wipro Ltd., ADR	115,977
		1,627,827

	Jersey — 1.6%
3,996	WNS (Holdings) Ltd., ADR (b)	124,635

	Mauritius — 1.5%
6,664	MakeMyTrip Ltd. (b)	114,354

	Multi-National — 1.1%
21,397	BTG Pactual Group	81,126

	South Korea — 25.2%
222	Amorepacific Corp. (c)	77,906
1,172	Celltrion, Inc. (b) (c) (e)	83,616
138	Hanmi Pharm Co., Ltd. (b) (c) (f)	84,531
735	Hanmi Science Co., Ltd. (b) (c) (g)	79,688
381	Hyundai Mobis Co., Ltd. (c)	79,716
602	Hyundai Motor Co. (c)	75,927
794	Kakao Corp. (b) (c)	77,791
1,714	Kia Motors Corp. (c)	76,427
1,174	Korea Aerospace Industries Ltd. (c)	77,499
828	KT&G Corp. (c)	73,580

See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
274	LG Chem Ltd. (c)	$75,647
3,644	LG Display Co., Ltd. (c)	75,476
1,814	LG Electronics, Inc. (c)	82,473
89	LG Household & Health Care Ltd. (c)	79,030
389	Lotte Chemical Corp. (c)	79,374
140	NAVER Corp. (c)	78,070
526	POSCO (c)	73,683
608	Samsung C&T Corp. (b) (c)	71,766
70	Samsung Electronics Co., Ltd. (c)	74,661
856	Samsung Life Insurance Co., Ltd. (c)	79,993
696	Samsung SDI Co., Ltd. (c)	66,910
2,174	Shinhan Financial Group Co., Ltd. (c)	73,028
354	SK Holdings Co., Ltd. (b) (c)	72,126
2,997	SK Hynix, Inc. (c)	77,421
702	SK Innovation Co., Ltd. (b) (c)	76,989
		1,923,328

	United Kingdom — 1.4%
26,865	Vedanta Resources PLC (c)	108,219

	Total Investments — 99.8%	7,620,299
	(Cost $8,999,252) (h)
	Net Other Assets and Liabilities — 0.2%	17,359
	Net Assets — 100.0%	$7,637,658

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $4,126,833 or 54.0% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)

This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)	Non-income producing security which makes payment in-kind (“PIK”) distributions. For the fiscal year-to-date period (October 1, 2015 to December 31, 2015), the Fund received 34 PIK shares of Celltrion, Inc.
(f)	Non-income producing security which makes PIK distributions. For the fiscal year-to-date period (October 1,2015 to December 31, 2015), the Fund received 3 PIK shares of Hanmi Pharm Co., Ltd.
(g)	Non-income producing security which makes PIK distributions. For the fiscal year-to-date period (October 1, 2015 to December 31, 2015), the Fund received 14 PIK shares of Hanmi Science Co., Ltd.
(h)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $536,197 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,915,150.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks:
Brazil	$1,700,809	$1,700,809	$—	$—
Cayman Islands	533,644	455,872	77,772	—
India	1,627,827	1,016,670	611,157	—
Jersey	124,635	124,635	—	—
Mauritius	114,354	114,354	—	—
Multi-National	81,126	81,126	—	—
Other Country Categories*	3,437,904	—	3,437,904	—
Total Investments	$7,620,299	$3,493,466	$4,126,833	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Sector	% of Total Long-Term Investments
Financials	26.2%
Consumer Discretionary	17.4
Information Technology	15.6
Materials	10.3
Energy	7.6
Consumer Staples	7.6
Industrials	7.4
Health Care	4.9
Telecommunication Services	3.0
Total	100.0%

See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Bermuda — 2.0%
24,861	Marvell Technology Group Ltd.	$219,274

	Canada — 6.6%
42,537	BlackBerry Ltd. (b) (c)	394,744
29,942	Celestica, Inc. (c)	330,260
		725,004

	Cayman Islands — 2.6%
743,853	FIH Mobile Ltd. (d)	283,096

	China — 4.1%
40,946	BYD Co., Ltd., Class H (c) (d)	223,354
97,973	ZTE Corp., Class H (d)	222,407
		445,761

	Finland — 3.0%
46,844	Nokia OYJ, ADR (b)	328,845

	France — 1.4%
4,344	Orange S.A. (d)	72,657
3,566	Vivendi S.A. (d)	76,588
		149,245

	Germany — 0.7%
4,071	Deutsche Telekom AG (d)	73,118

	Guernsey — 1.9%
3,894	Amdocs Ltd.	212,496

	Hong Kong — 0.7%
6,426	China Mobile Ltd. (d)	72,332

	Italy — 0.7%
58,059	Telecom Italia S.p.A. (c) (d)	73,579

	Japan — 9.9%
3,034	KDDI Corp. (d)	78,794
7,300	Kyocera Corp. (d)	339,016
4,000	NTT DOCOMO, Inc. (d)	82,046
1,400	SoftBank Group Corp. (d)	70,659
13,100	Sony Corp. (d)	321,956
90,000	Toshiba Corp. (d)	184,970
		1,077,441

	Netherlands — 3.8%
3,492	Gemalto N.V. (d)	209,528
30,323	STMicroelectronics N.V. (d)	203,006
		412,534

	Russia — 0.6%
10,646	Mobile TeleSystems PJSC, ADR	65,792

	Singapore — 3.1%
30,022	Flextronics International Ltd. (c)	336,547

	South Korea — 6.6%
5,643	KT Corp., ADR	67,208
7,216	LG Electronics, Inc. (d)	328,072

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
305	Samsung Electronics Co., Ltd. (d)	$325,308
		720,588

	Spain — 0.6%
6,087	Telefonica S.A. (d)	67,529

	Sweden — 2.0%
22,613	Telefonaktiebolaget LM Ericsson, Class B (d)	218,019

	Taiwan — 9.7%
135,940	HTC Corp. (d)	321,197
580,249	Inventec Corp. (d)	378,274
646,612	Wistron Corp. (d)	362,772
		1,062,243

	United Kingdom — 0.6%
22,234	Vodafone Group PLC (d)	72,100

	United States — 39.4%
5,267	Agilent Technologies, Inc.	220,213
297	Alphabet, Inc., Class C (c)	225,387
3,574	Analog Devices, Inc.	197,714
2,855	Apple, Inc.	300,517
2,229	AT&T, Inc.	76,700
15,738	Benchmark Electronics, Inc. (c)	325,305
8,675	CEVA, Inc. (c)	202,648
8,797	Ciena Corp. (c)	182,010
2,564	Crown Castle International Corp.	221,658
5,681	Maxim Integrated Products, Inc.	215,878
13,827	Micron Technology, Inc. (c)	195,790
3,069	Motorola Solutions, Inc.	210,073
4,515	QUALCOMM, Inc.	225,682
14,898	Sanmina Corp. (c)	306,601
2,095	SBA Communications Corp., Class A (c)	220,122
2,653	Skyworks Solutions, Inc.	203,830
20,563	Sprint Corp. (b) (c)	74,438
2,454	Synaptics, Inc. (c)	197,154
3,790	Texas Instruments, Inc.	207,730
1,651	Verizon Communications, Inc.	76,309
4,433	Xilinx, Inc.	208,218
		4,293,977
	Total Common Stocks — 100.0%	10,909,520
	(Cost $9,678,801)

	Money Market Funds — 2.6%
290,212	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.12% (e) (f)	290,212
	(Cost $290,212)

See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 2.6%
$20,650	JPMorgan Chase & Co., 0.23% (e), dated 12/31/15, due 01/04/16, with a maturity value of $20,650. Collateralized by U.S. Treasury Notes, interest rates of 1.250% to 1.625%, due 04/30/19 to 02/29/20. The value of the collateral including accrued interest is $21,126. (f)	$20,650
260,628	RBC Capital Markets LLC, 0.26% (e), dated 12/31/15, due 01/04/16, with a maturity value of $260,636. Collateralized by U.S. Treasury Notes, interest rates of 1.625% to 1.750%, due 06/30/20 to 10/31/20. The value of the collateral including accrued interest is $266,118. (f)	260,628
	Total Repurchase Agreements — 2.6%	281,278
	(Cost $281,278)

	Total Investments — 105.2%	11,481,010
	(Cost $10,250,291) (g)
	Net Other Assets and Liabilities — (5.2)%	(571,772)
	Net Assets — 100.0%	$10,909,238

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $539,816 and the total value of the collateral held by the Fund is $571,490.
(c)	Non-income producing security.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $4,660,377 or 42.7% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(e)	Interest rate shown reflects yield as of December 31, 2015.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,009,910 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $779,191.

ADR - American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks:
Bermuda	$219,274	$219,274	$—	$—
Canada	725,004	725,004	—	—
Finland	328,845	328,845	—	—
Guernsey	212,496	212,496	—	—
Russia	65,792	65,792	—	—
Singapore	336,547	336,547	—	—
South Korea	720,588	67,208	653,380	—
United States	4,293,977	4,293,977	—	—
Other Country Categories*	4,006,997	—	4,006,997	—
Total Common Stocks	10,909,520	6,249,143	4,660,377	—
Money Market Funds	290,212	290,212	—	—
Repurchase Agreements	281,278	—	281,278	—
Total Investments	$11,481,010	$6,539,355	$4,941,655	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

Sector	% of Total Long-Term Investments
Information Technology	74.2%
Telecommunication Services	11.4
Consumer Discretionary	8.7
Financials	2.0
Health Care	2.0
Industrials	1.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.9%
	Bermuda — 1.1%
360,889	Brilliance China Automotive Holdings Ltd. (b)	$451,381

	Cayman Islands — 0.9%
622,496	Geely Automobile Holdings Ltd. (b)	328,932
3,509	Kolao Holdings (b)	30,460
		359,392

	China — 4.3%
126,824	AviChina Industry & Technology Co., Ltd., Class H (b)	99,098
89,925	BYD Co., Ltd., Class H (b) (c) (d)	490,526
110,982	Chongqing Changan Automobile Co., Ltd., Class B (b)	244,350
126,180	Dongfeng Motor Group Co., Ltd., Class H (b)	167,153
405,712	Great Wall Motor Co., Ltd., Class H (b)	468,608
289,860	Guangzhou Automobile Group Co., Ltd., Class H (b)	257,524
		1,727,259

	France — 6.3%
51,837	Peugeot S.A. (b) (d)	908,651
16,201	Renault S.A. (b)	1,621,656
		2,530,307

	Germany — 18.5%
14,979	Bayerische Motoren Werke AG (b)	1,578,069
36,524	Daimler AG (b)	3,051,743
20,043	Porsche Automobil Holding SE (Preference Shares) (b)	1,078,668
11,762	Volkswagen AG (Preference Shares) (b)	1,698,199
		7,406,679

	Italy — 0.1%
21,749	Piaggio & C. S.p.A. (b)	54,794

	Japan — 37.0%
27,388	Daihatsu Motor Co., Ltd. (b)	369,465
39,565	Fuji Heavy Industries Ltd. (b)	1,629,931
100,635	Honda Motor Co., Ltd. (b)	3,216,449
74,559	Mazda Motor Corp. (b)	1,538,507
81,100	Mitsubishi Motors Corp. (b)	686,150
153,276	Nissan Motor Co., Ltd. (b)	1,604,913
10,088	Nissan Shatai Co., Ltd. (b)	108,557
53,259	Suzuki Motor Corp. (b)	1,618,212
52,576	Toyota Motor Corp. (b)	3,237,579
36,612	Yamaha Motor Co., Ltd. (b)	820,669
		14,830,432

	Malaysia — 0.4%
87,215	UMW Holdings Bhd (b)	159,539

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea — 7.9%
12,831	Hyundai Motor Co. (b)	$1,618,295
33,958	Kia Motors Corp. (b)	1,514,186
5,568	Ssangyong Motor Co. (b) (d)	36,631
		3,169,112

	Taiwan — 0.6%
90,583	China Motor Corp. (b)	59,616
87,547	Sanyang Motor Co., Ltd. (b) (d)	58,471
113,238	Yulon Motor Co., Ltd. (b)	103,083
		221,170

	United States — 22.8%
228,083	Ford Motor Co.	3,213,690
90,288	General Motors Co.	3,070,695
25,114	Harley-Davidson, Inc.	1,139,924
7,097	Tesla Motors, Inc. (c) (d)	1,703,351
		9,127,660
	Total Common Stocks — 99.9%	40,037,725
	(Cost $42,092,679)

	Money Market Funds — 2.1%
850,165	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.12% (e) (f)	850,165
	(Cost $850,165)

Principal Value	Description	Value
	Repurchase Agreements — 2.1%
$60,493	JPMorgan Chase & Co., 0.23% (e), dated 12/31/15, due 01/04/16, with a maturity value of $60,494. Collateralized by U.S. Treasury Notes, interest rates of 1.250% to 1.625%, due 04/30/19 to 02/29/20. The value of the collateral including accrued interest is $61,889. (f)	60,493

See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$763,499	RBC Capital Markets LLC, 0.26% (e), dated 12/31/15, due 01/04/16, with a maturity value of $763,521. Collateralized by U.S. Treasury Notes, interest rates of 1.625% to 1.750%, due 06/30/20 to 10/31/20. The value of the collateral including accrued interest is $779,582. (f)	$763,499
	Total Repurchase Agreements — 2.1%	823,992
	(Cost $823,992)

	Total Investments — 104.1%	41,711,882
	(Cost $43,766,836) (g)
	Net Other Assets and Liabilities — (4.1)%	(1,632,485)
	Net Assets — 100.0%	$40,079,397

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $30,910,065 or 77.1% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,640,059 and the total value of the collateral held by the Fund is $1,674,157.
(d)	Non-income producing security.
(e)	Interest rate shown reflects yield as of December 31, 2015.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,791,960 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,846,914.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks:
United States	$9,127,660	$9,127,660	$—	$—
Other Country Categories*	30,910,065	—	30,910,065	—
Total Common Stocks	40,037,725	9,127,660	30,910,065	—
Money Market Funds	850,165	850,165	—	—
Repurchase Agreements	823,992	—	823,992	—
Total Investments	$41,711,882	$9,977,825	$31,734,057	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

Sector	% of Total Long-Term Investments
Consumer Discretionary	99.8%
Industrials	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	35.6%
United States Dollar	25.9
Euro	23.9
South Korean Won	7.7
Hong Kong Dollar	6.0
New Taiwan Dollar	0.5
Malaysian Ringgit	0.4
Total	100.0%

See Notes to Portfolio of Investments

First Trust ISE Cloud Computing Index Fund (SKYY)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 102.3%
	Belgium — 0.5%
91,181	EVS Broadcast Equipment S.A.	$2,873,653

	Canada — 3.8%
429,342	Open Text Corp.	20,578,362

	Germany — 3.9%
271,378	SAP SE, ADR	21,466,000

	India — 0.9%
409,830	Wipro Ltd., ADR	4,729,438

	Israel — 0.9%
57,311	Check Point Software Technologies Ltd. (b)	4,663,969

	United States — 92.3%
129,821	Activision Blizzard, Inc.	5,025,371
52,854	Adobe Systems, Inc. (b)	4,965,105
404,421	Akamai Technologies, Inc. (b)	21,284,677
27,922	Alphabet, Inc., Class A (b)	21,723,595
32,731	Amazon.com, Inc. (b)	22,122,556
118,502	Apple, Inc.	12,473,521
1,634,285	Brightcove, Inc. (b)	10,132,567
177,971	CA, Inc.	5,082,852
800,959	Cisco Systems, Inc.	21,750,042
808,687	EMC Corp.	20,767,082
72,268	Equinix, Inc.	21,853,843
214,771	F5 Networks, Inc. (b)	20,824,196
205,181	Facebook, Inc., Class A (b)	21,474,243
945,846	Hewlett Packard Enterprise Co.	14,376,859
99,666	International Business Machines Corp.	13,716,035
50,270	Intuit, Inc.	4,851,055
62,355	j2 Global, Inc.	5,133,064
732,112	Juniper Networks, Inc.	20,206,291
248,096	Microsoft Corp.	13,764,366
721,029	NetApp, Inc.	19,128,899
176,210	Netflix, Inc. (b)	20,154,900
155,567	NetScout Systems, Inc. (b)	4,775,907
264,093	NetSuite, Inc. (b)	22,347,550
563,104	Oracle Corp.	20,570,189
378,082	Polycom, Inc. (b)	4,760,052
822,335	Rackspace Hosting, Inc. (b)	20,821,522
266,647	Red Hat, Inc. (b)	22,081,038
272,578	salesforce.com, Inc. (b)	21,370,115
774,033	Teradata Corp. (b)	20,449,952
354,836	VMware, Inc., Class A (b)	20,073,073

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
8,517,511	Zynga, Inc., Class A (b)	$22,826,929
		500,887,446

	Total Investments — 102.3%	555,198,868
	(Cost $521,698,112) (c)
	Net Other Assets and Liabilities — (2.3)%	(12,604,349)
	Net Assets — 100.0%	$542,594,519

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $65,751,696 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $32,250,940.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$555,198,868	$—	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred common stock valued at $2,873,653 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices.  Previously, this security was fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2015 exceeding a certain threshold.

See Notes to Portfolio of Investments

First Trust ISE Cloud Computing Index Fund (SKYY)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Sector	% of Total Long-Term Investments
Information Technology	88.5%
Consumer Discretionary	7.6
Financials	3.9
Total	100.0%

See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 101.1%
	Australia — 0.6%
5,532	Medibank Private Ltd. (b)	$8,626

	Belgium — 0.7%
402	bpost S.A. (b)	9,864

	Bermuda — 0.8%
361	Markit Ltd. (c)	10,891

	Brazil — 1.8%
4,017	BB Seguridade Participacoes S.A.	24,704

	Canada — 1.4%
1,195	Hydro One Ltd. (c) (d)	19,250

	Cayman Islands — 17.1%
1,675	Alibaba Group Holding Ltd., ADR (c)	136,128
30,000	China Jicheng Holdings Ltd. (b) (c) (d)	5,258
2,778	JD.com, Inc., ADR (c)	89,632
		231,018

	China — 8.6%
25,500	China Vanke Co., Ltd., Class H (b)	75,348
85,000	People’s Insurance Co., Group of China (The) Ltd., Class H (b)	41,384
		116,732

	Denmark — 3.3%
373	ISS A/S (b)	13,445
246	Pandora A/S (b)	31,017
		44,462

	France — 3.4%
346	Elior (b) (d)	7,249
880	Numericable-SFR S.A.S (b)	31,969
265	Worldline S.A. (b) (c) (d)	6,864
		46,082

	Germany — 11.9%
407	Covestro AG (c) (d)	14,877
936	Evonik Industries AG (b)	30,960
223	Hella KGaA Hueck & Co. (b)	9,261
126	LEG Immobilien AG (b)	10,269
1,338	Schaeffler AG (Preference Shares) (c)	23,629
216	Scout24 AG (b) (c) (d)	7,658
508	Talanx AG (b)	15,623
936	Vonovia SE (b)	28,916
496	Zalando SE (b) (c) (d)	19,589
		160,782

	Italy — 2.7%
1,218	FinecoBank Banca Fineco S.p.A. (b)	10,015
502	Moncler S.p.A. (b)	6,986
2,623	Poste Italiane S.p.A. (c) (d)	20,239
		37,240

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan — 27.6%
700	Japan Airlines Co., Ltd. (b)	$25,055
9,000	Japan Post Bank Co., Ltd. (c)	131,037
8,400	Japan Post Holdings Co., Ltd. (c)	130,338
900	Nexon Co., Ltd. (b)	14,641
1,100	Recruit Holdings Co., Ltd. (b)	32,333
700	Seibu Holdings, Inc. (b)	14,296
600	Suntory Beverage & Food Ltd. (b)	26,266
		373,966

	Malaysia — 1.9%
16,540	IHH Healthcare Bhd (b)	25,340

	Mexico — 1.5%
4,970	Grupo Lala S.A.B. de C.V.	11,555
6,235	Nemak S.A.B. de C.V. (d)	8,448
		20,003

	Multi-National — 1.4%
15,000	HKT Trust and HKT Ltd.	19,161

	Netherlands — 7.9%
1,888	ABN AMRO Group N.V. (c) (d)	42,411
141	Euronext N.V. (b) (d)	7,234
379	Ferrari N.V. (c)	18,192
511	GrandVision N.V. (b) (d)	15,333
685	NN Group N.V. (b)	24,169
		107,339

	Spain — 3.2%
301	Aena S.A. (b) (c) (d)	34,468
465	Cellnex Telecom S.A.U. (b) (d)	8,694
		43,162

	United Kingdom — 5.3%
2,011	Auto Trader Group PLC (b) (c) (d)	13,111
2,762	Direct Line Insurance Group PLC (b)	16,556
1,356	Just Eat PLC (b) (c)	9,846
2,036	Merlin Entertainments PLC (b) (d)	13,652
4,017	Worldpay Group PLC (c) (d)	18,198
		71,363

	Total Investments — 101.1%	1,369,985
	(Cost $1,326,547) (e)
	Net Other Assets and Liabilities — (1.1)%	(15,132)
	Net Assets — 100.0%	$1,354,853

See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)

This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $651,295 or 48.1% of net assets.

Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $95,844 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $52,406.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks:
Bermuda	$10,891	$10,891	$—	$—
Brazil	24,704	24,704	—	—
Canada	19,250	19,250	—	—
Cayman Islands	231,018	225,760	5,258	—
Germany	160,782	38,506	122,276	—
Italy	37,240	20,239	17,001	—
Japan	373,966	261,375	112,591	—
Mexico	20,003	20,003	—	—
Multi-National	19,161	19,161	—	—
Netherlands	107,339	60,603	46,736	—
United Kingdom	71,363	18,198	53,165	—
Other Country Categories*	294,268	—	294,268	—
Total Investments	$1,369,985	$718,690	$651,295	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Sector	% of Total Long-Term Investments
Financials	43.6%
Consumer Discretionary	19.9
Information Technology	15.1
Industrials	10.0
Materials	3.3
Consumer Staples	2.8
Telecommunication Services	2.0
Health Care	1.9
Utilities	1.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	28.2%
Japanese Yen	27.3
United States Dollar	18.6
Hong Kong Dollar	10.3
British Pound Sterling	5.2
Danish Krone	3.2
Malaysian Ringgit	1.9
Brazilian Real	1.8
Mexican Peso	1.5
Canadian Dollar	1.4
Australian Dollar	0.6
Total	100.0%

See Notes to Portfolio of Investments

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
December 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.2%
	Cayman Islands — 3.3%
48,831	Qihoo 360 Technology Co., Ltd., ADR (b)	$3,555,385

	Israel — 7.4%
37,984	Check Point Software Technologies Ltd. (b)	3,091,138
76,591	CyberArk Software Ltd. (b)	3,457,318
85,183	Radware Ltd. (b)	1,306,707
		7,855,163

	Japan — 3.1%
81,400	Trend Micro, Inc. (c)	3,302,979

	Jersey — 3.0%
178,930	Experian PLC (c)	3,162,501

	Netherlands — 8.6%
52,568	Gemalto N.V. (c)	3,154,204
70,953	NXP Semiconductors N.V. (b)	5,977,790
		9,131,994

	South Korea — 0.5%
8,534	Ahnlab, Inc. (c)	588,212

	United Kingdom — 3.6%
426,452	BAE Systems PLC (c)	3,139,778
23,176	Ultra Electronics Holdings PLC (c)	674,916
		3,814,694

	United States — 69.7%
57,553	Akamai Technologies, Inc. (b)	3,029,014
243,348	Cisco Systems, Inc.	6,608,115
105,829	Computer Sciences Corp.	3,458,492
32,190	F5 Networks, Inc. (b)	3,121,142
289,826	FireEye, Inc. (b)	6,010,991
92,049	Fortinet, Inc. (b)	2,869,167
44,427	Imperva, Inc. (b)	2,812,673
207,469	Infoblox, Inc. (b)	3,815,355
37,136	Intralinks Holdings, Inc. (b)	336,824
69,287	Itron, Inc. (b)	2,506,804
110,044	Juniper Networks, Inc.	3,037,214
64,854	KEYW Holding (The) Corp. (b)	390,421
229,474	LifeLock, Inc. (b)	3,292,952
29,436	ManTech International Corp., Class A	890,145
35,397	Palo Alto Networks, Inc. (b)	6,234,828
45,227	Proofpoint, Inc. (b)	2,940,207
63,772	Qualys, Inc. (b)	2,110,216
51,799	Science Applications International Corp.	2,371,358
55,725	Splunk, Inc. (b)	3,277,187
169,337	Symantec Corp.	3,556,077
150,348	VASCO Data Security International, Inc. (b)	2,515,322
70,771	Verint Systems, Inc. (b)	2,870,472

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
107,983	VMware, Inc., Class A (b)	$6,108,598

		74,163,574

	Total Investments — 99.2%	105,574,502
	(Cost $113,810,487) (d)
	Net Other Assets and Liabilities — 0.8%	875,263
	Net Assets — 100.0%	$106,449,765

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $14,022,590 or 13.2% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,359,480 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,595,465.

ADR - American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments (Continued)
December 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Total Value at 12/31/2015	Level 1	Level 2	Level 3
Common Stocks:
Cayman Islands	$3,555,385	$3,555,385	$—	$—
Israel	7,855,163	7,855,163	—	—
Netherlands	9,131,994	5,977,790	3,154,204	—
United States	74,163,574	74,163,574	—	—
Other Country Categories*	10,868,386	—	10,868,386	—
Total Investments	$105,574,502	$91,551,912	$14,022,590	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

Sector	% of Total Long-Term Investments
Information Technology	89.9%
Industrials	7.0
Consumer Discretionary	3.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments

December 31, 2015 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of fourteen funds (each a “Fund” and collectively, the “Funds”) as follows, including the exchange on which they are listed and traded:

First Trust STOXX® European Select Dividend Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDD”)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund – (NYSE Arca ticker “FFR”)

First Trust Dow Jones Global Select Dividend Index Fund – (NYSE Arca ticker “FGD”)

First Trust ISE Global Wind Energy Index Fund – (NYSE Arca ticker “FAN”)

First Trust ISE Global Engineering and Construction Index Fund – (NYSE Arca ticker “FLM”)

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund – (The Nasdaq® Stock Market LLC (“Nasdaq”) ticker “GRID”)

First Trust Indxx Global Natural Resources Income ETF – (Nasdaq ticker “FTRI”)1

First Trust Indxx Global Agriculture ETF – (Nasdaq ticker “FTAG”)1

First Trust BICK Index Fund – (Nasdaq ticker “BICK”)

First Trust Nasdaq Smartphone Index Fund – (Nasdaq ticker “FONE”)2

First Trust NASDAQ Global Auto Index Fund – (Nasdaq ticker “CARZ”)

First Trust ISE Cloud Computing Index Fund – (Nasdaq ticker “SKYY”)

First Trust International IPO ETF – (Nasdaq ticker “FPXI”)

First Trust Nasdaq Cybersecurity ETF – (Nasdaq ticker “CIBR”)2

[1]	Effective December 21, 2015, First Trust ISE Global Copper Index Fund (Nasdaq ticker “CU”) and First Trust ISE Global Platinum Index Fund (Nasdaq ticker “PLTM”) changed their names and ticker symbols to First Trust Indxx Global Natural Resources Income ETF (Nasdaq ticker “FTRI”) and First Trust Indxx Global Agriculture ETF (Nasdaq ticker “FTAG”), respectively.

[2]	Effective December 21, 2015, First Trust NASDAQ CEA Smartphone Index Fund changed its name to First Trust Nasdaq Smartphone Index Fund, and First Trust NASDAQ CEA Cybersecurity ETF changed its name to First Trust Nasdaq Cybersecurity ETF. The Funds’ ticker symbols were not changed.

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Funds’ NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2015 (Unaudited)

from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees (the “Board”), and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are fair valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2015 (Unaudited)

6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2015, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Foreign Currency

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2015 (Unaudited)

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2015, only FLM, GRID, FONE and CARZ have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

December 31, 2015 (Unaudited)

a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (October 1, 2015 through December 31, 2015), were received as collateral for lending securities.

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2015 (Unaudited)

Additional Information

The STOXX® Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited (“FTSE”). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust Advisors L.P. (“First Trust”) and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. “FTSE®,” “FT-SE®” and “Footsie®” are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. “NAREIT®” is the trademark of the National Association of Real Estate Investment Trusts and “EPRA®” is the trademark of the European Public Real Estate Association and each is used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend IndexSM are trademarks of Dow Jones & Company, Inc. (“Dow Jones”) and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

International Securities Exchange, LLC®, ISE®, the ISE Global Wind EnergyTM Index, the ISE Global Engineering and ConstructionTM Index, the ISE BICKTM Index and the ISE Cloud ComputingTM Index are trademarks of the International Securities Exchange, LLC® and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC® and the International Securities Exchange, LLC® makes no representation regarding the advisability of trading in such products.

The First Trust Indxx Global Agriculture ETF and The First Trust Indxx Global Natural Resources Income ETF are not sponsored, endorsed, sold or promoted by Indxx, LLC. Indxx, LLC makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of trading in the fund. Indxx, LLC’s only relationship to First Trust is the licensing of certain trademarks and trade names of Indxx, LLC, the Indxx Global Agriculture Index and the Indxx Global Natural Resources Income Index which are determined, composed and calculated by Indxx, LLC without regard to First Trust or the fund.

Nasdaq® and Clean Edge® are the registered trademarks (the “Marks”) of Nasdaq, Inc. (“Nasdaq”) and Clean Edge, Inc. (“Clean Edge”) respectively. Nasdaq and Clean Edge® are, collectively with their affiliates, the “Corporations”. The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Nasdaq®, Consumer Technology Association and Nasdaq CTA Smartphone IndexSM are trademarks of Nasdaq, Inc. and Consumer Technology Association (collectively, with its affiliates is referred to as the “Smartphone Corporations”) and are licensed for use by First Trust. First Trust Nasdaq CEA Smartphone Index Fund has not been passed on by the Smartphone Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Smartphone Corporations. THE SMARTPHONE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Exchange-Traded Fund II

Additional Information (Continued)

December 31, 2015 (Unaudited)

Nasdaq® and NASDAQ OMX Global Auto Index℠ are trademarks of Nasdaq, Inc. (Nasdaq collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The fund has not been passed on by the Corporations as to its legality or suitability. The fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

IPOX® is a registered international trademark of IPOX® Schuster LLC and IPOX® Schuster, IPOX®-100 and IPOX®-30 (collectively, “IPOX”) are trademarks and service marks of IPOX® Schuster LLC (www.ipoxschuster.com) and have been licensed for certain purposes from IPOX® Schuster LLC to the First Trust International IPO ETF.  First Trust International IPO ETF has not been passed on by IPOX as to its legality or suitability.  First Trust International IPO ETF is not issued, endorsed, sold, or promoted by IPOX.  IPOX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO FIRST TRUST INTERNATIONAL IPO ETF.

Nasdaq®, Consumer Technology Association, and Nasdaq CTA Cybersecurity IndexSM are registered trademarks of Nasdaq, Inc. and Consumer Technology Association, (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The fund has not been passed on by the Corporations as to its legality or suitability. The fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	February 22, 2016

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	February 22, 2016

* Print the name and title of each signing officer under his or her signature.